Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified				1 Months Ended
	Dec. 31, 2011 Monsoon Online Private Limited	Aug. 31, 2011 Monsoon Online Private Limited	Jul. 01, 2010 Monsoon Online Private Limited	Oct. 18, 2013 FingerRockz
Business Acquisition [Line Items]
Percentage accounted under equity method investment	100.00%	100.00%	100.00%
Common stock shares owned				405
Percentage of ownership interest				51.60%
Goodwill expected to be deductible for tax purpose				$ 0